CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (60,477)	$ (86,879)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	3,354	2,837
Loss on disposal of property and equipment		159
Stock-based compensation expense	3,649	2,316
Reduction in the operating right of use assets	4,963	5,428
Amortization of debt discount		1,283
Change in fair value of derivative liability		84
Accretion on marketable securities		(709)
Write-off of property and equipment	362
Realized gain on marketable securities		(399)
Non-cash interest expense	217	139
Loss on sale of equipment	49
Gain on sale of sale-leaseback	(82)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(3,120)	1,046
Accounts payable	(1,852)	2,191
Accrued expenses	(213)	(2,899)
Deferred revenue	(1,434)	(1,046)
Operating lease liabilities	(5,525)	(4,941)
Other long term liabilities	192	213
Net cash used in operating activities	(59,917)	(81,177)
Cash flows from investing activities:
Purchase of marketable securities		(34,460)
Proceeds from the sale of marketable securities		108,000
Purchases of property and equipment	(123)	(1,132)
Net cash provided by (used in) investing activities	(123)	72,408
Cash flows from financing activities:
Cash, cash equivalents and restricted cash acquired in connection with the reverse recapitalization		37,903
Payment of reverse recapitalization finance costs		(5,814)
Proceeds from the issuance of common stock in pre-closing financing		30,640
Payment of principal related to finance lease liabilities	(1,429)	(1,301)
Proceeds from failed sale-leaseback arrangement	686	1,183
Payment of finance liability from failed sale-leaseback arrangements	(1,309)	(1,069)
Payment of deferred financing costs		(146)
Proceeds from the exercise of stock options	4	187
Sale of common stock under Open Market Sales Agreement, net of issuance costs	2,392	597
Net cash (used in) provided by financing activities	344	62,180
Net decrease in cash, cash equivalents and restricted cash	(59,696)	53,411
Cash, cash equivalents, and restricted cash at beginning of the year	77,605	24,194
Cash, cash equivalents and restricted cash at end of the period	17,909	77,605
Supplemental disclosures of cash flow information:
Cash paid for interest	192	352
Supplemental disclosure of non-cash financing and investing activities:
Conversion of convertible preferred stock and non-controlling interests upon Merger		122,204
Conversion of convertible promissory note, accrued interest and derivative liability upon Merger		42,447
Unrealized gain on marketable securities		41
Reclassification of deferred financing costs to additional paid-in-capital	9
Right-of-use assets obtained in exchange for new financing lease liabilities	1,660
Right-of-use assets obtained in exchange for new operating lease liabilities	6,411	$ 2,779
Modification of operating lease right-of-use asset and operating lease liabilities	(1,581)
Disposal of property and equipment in exchange for reduction in financing lease liability	$ 396